TRANSACTIONS WITH RELATED PARTIES (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Related Parties Transactions [Roll Forward]
Parent Company's opening liabilities	kr 221,212
Parent Company's closing liabilities	223,039	kr 221,212
Qdoxx Pharma
Related Parties Transactions [Roll Forward]
Parent Company's opening liabilities	62	99
Transactions during the year	(20)	(37)
Parent Company's closing liabilities	42	62
Oasmia Incentive
Related Parties Transactions [Roll Forward]
Parent Company's opening liabilities	1,601	204
Transactions during the year	1,140	1,397
Parent Company's closing liabilities	kr 2,741	kr 1,601